Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 10:-	INTANGIBLE ASSETS, NET

a.	Intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2016		2017
Original amounts:
Capitalized Software costs	$175,456		$196,523
Customer relationship	110,151	*)	133,220
Acquired technology	20,455		75,672
Backlog and non-compete agreement	6,063		6,063
Other intangibles	4,066		4,510
Patent	1,248		1,385
	317,439	*)	417,373
Accumulated amortization:
Capitalized Software costs	122,293		142,019
Customer relationship	49,538		65,705
Acquired technology	7,871		35,466
Backlog and non-compete agreement	5,611		5,837
Other intangibles	3,378		3,890
Patent	302		473
	188,993		253,390
Total	$128,446		$163,983

*) Adjustment to comparative data (See Note 4(iv)(f)).

b.	Amortized expenses totaled $23,346, $24,490 and $34,048 for the years ended December 31, 2015, 2016 and 2017, respectively.